Note 6 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended March 31
	201 8	2017
Federal
Current	$—	$(714,684)
Deferred	1,178,073	(644,865)
	1,178,073	(1,359,549)
State
Current	38,742	—
Deferred	91,075	(112,583)
	129,817	(112,583)
Total	$1,307,890	$(1,472,132)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended March 31
	201 8	2017
Income tax expense (benefit) at U.S. federal statutory rate (1)	30.8%	(34.0%	)
Benefit due to tax reform	(2.0)	—
Current year state and local income taxes net of federal income tax benefit	3.4	(1.7)
Other	—	0.2
Provision for (benefit from) income taxes	32.2%	(35.5%	)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31
	201 8	2017
Deferred tax liabilities:
Depreciation	$(1,053,139)	$(507,970)
Total deferred tax liabilities	(1,053,139)	(507,970)
Deferred tax assets:
Inventory capitalization	114,428	166,979
LIFO Inventory	484,016	783,645
Postretirement benefits other than pensions	36,762	187,096
Net operating loss carryforward - Federal	184,668	343,729
Net operating loss carryforward - State	21,507	112,583
Other	108,560	79,888
Total deferred tax assets	949,941	1,673,920
Net deferred tax asset (liability)	$(103,198)	$1,165,950